RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended	15 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2008 Mrs. Dora Mer [Member]	Dec. 31, 2012 Mrs. Dora Mer [Member]	Feb. 28, 2010 Mrs. Dora Mer [Member]	Dec. 31, 2012 C. Mer Industries Ltd. [Member]	Dec. 31, 2011 C. Mer Industries Ltd. [Member]	Dec. 31, 2010 C. Mer Industries Ltd. [Member]	Dec. 31, 2012 Mr. Roger Challen [Member]	Dec. 31, 2012 Data Distributors Inc. [Member]	Dec. 31, 2011 Data Distributors Inc. [Member]	Dec. 31, 2010 Data Distributors Inc. [Member]
Related Party Transaction [Line Items]
Amount of related party transaction				$ 5,000	$ 2,500	$ 4,250
Advanced payments received							50,000
Expenses from related party transactions	174,000	377,000	399,000				13,000	16,000	25,000		0	195,000	272,000
Ownership interest										23.50%
Lease expense	462,000	573,000	873,000							56,000
Revenues derived from a related party	$ 101,000	$ 103,000	$ 134,000				$ 101,000